                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1998







                                    INVESTMENT/LIFE(R)
                          VAN KAMPEN AMERICAN CAPITAL/
                     NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-Z (6/98)

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VLI Separate Account.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ JOSEPH J. GASPER
                              --------------------
                          Joseph J. Gasper, President
                                August 17, 1998

================================================================================

                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)


ASSETS:
   Investments in Van Kampen American Capital Life
     Investment Trust, at market value:

     Asset Allocation Fund
      2,217,985 shares (cost $25,514,268).............................   $27,857,887

     Domestic Income Fund
      264,907 shares (cost $2,203,844)................................     2,272,903

     Emerging Growth Fund
      127,264 shares (cost $2,241,612)................................     2,556,744

     Enterprise Fund
      1,777,460 shares (cost $27,584,150).............................    37,451,075

     Global Equity Fund
      101,571 shares (cost $1,266,947)................................     1,289,956

     Government Fund
      4,856,415 shares (cost $42,937,051).............................    44,484,759

     Money Market Fund
      6,903,957 shares (cost $6,903,957)..............................     6,903,957

     Morgan Stanley Real Estate Securities Portfolio
      33,454 shares (cost $516,359)...................................       495,455
                                                                        ------------
        Total investments.............................................   123,312,736

     Accounts receivable..............................................            --
                                                                        ------------
        Total assets..................................................   123,312,736

     ACCOUNTS PAYABLE.................................................         1,439
                                                                        ------------
     CONTRACT OWNERS' EQUITY..........................................  $123,311,297
                                                                        ============

                                                                                                                   PERIOD
Contract owners' equity represented by:                       UNITS         UNIT VALUE                             RETURN
                                                            --------        ----------                            --------
    Single Premium contracts issued prior to April 16, 1990
    (policy years 1 through 10):

      Asset Allocation Fund............................       60,025        $31.652917          $1,899,966            8%
      Domestic Income Fund ............................        4,245         20.950565              88,935            4%
      Emerging Growth Fund ............................           61         19.534284               1,192           22%
      Enterprise Fund .................................       21,408         42.138381             902,098           17%
      Government Fund .................................      193,526         21.503819           4,161,548            3%
      Money Market Fund ...............................        2,905         17.316456              50,304            2%

    Single Premium contracts issued prior to April 16, 1990
    (policy years 11 and thereafter):

      Asset Allocation Fund ...........................      801,841         31.962659          25,628,970            8%
      Domestic Income Fund ............................       94,839         21.155625           2,006,378            4%
      Emerging Growth Fund ............................      125,688         19.725561           2,479,266           22%
      Enterprise Fund .................................      850,061         42.550743          36,170,727           17%
      Global Equity Fund ..............................       80,150         15.997961           1,282,237           17%
      Government Fund .................................    1,854,579         21.715679          40,273,442            3%
      Money Market Fund ...............................      391,842         17.485969           6,851,737            2%
      Morgan Stanley Real Estate
         Securities Portfolio .........................       28,597         17.268250             493,820           (5)%

    Single Premium contracts issued on or after April 16, 1990:

      Asset Allocation Fund ...........................        7,912         27.058562             214,087            8%
      Domestic Income Fund ............................        8,616         20.604450             177,528            4%
      Emerging Growth Fund ............................        3,942         19.330882              76,202           21%
      Enterprise Fund .................................        5,815         39.465969             229,495           17%
      Global Equity Fund ..............................          489         15.677989               7,667           16%
      Government Fund .................................        3,030         16.164290              48,978            3%
      Money Market Fund ...............................          135         12.740354               1,720            2%
      Morgan Stanley Real Estate
         Securities Portfolio .........................           95         16.922894               1,608           (5)%

    Multiple Payment and
    Flexible Premium contracts:

      Asset Allocation Fund ...........................        4,709         24.559654             115,651            8%

      Enterprise Fund .................................        4,333         34.096801             147,741           17%
                                                            ========         =========        ------------
                                                                                              $123,311,297
                                                                                              ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

================================================================================

                         NATIONWIDE VLI SEPARATE ACCOUNT

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)


                                                                      TOTAL                            ASSET ALLOCATION FUND
                                                  ------------------------------------------- --------------------------------------
                                                      1998           1997          1996          1998         1997          1996
                                                  ------------    -----------   -----------   ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................... $     715,078      1,786,969     2,059,904       28,407       28,696        14,406
  Mortality and expense charges (note 3): ......      (325,514)      (254,157)     (566,377)     (73,528)     (64,222)     (115,855)
                                                  ------------    -----------   -----------   ----------   ----------    ----------
    Net investment activity ....................       389,564      1,532,812     1,493,527      (45,121)     (35,526)     (101,449)
                                                  ------------    -----------   -----------   ----------   ----------    ----------

  Proceeds from mutual fund shares sold.........    15,248,208     16,577,761    12,481,254    1,635,617    2,149,403     1,934,812
  Cost of mutual fund shares sold ..............   (13,621,860)   (15,653,071)  (11,685,540)  (1,501,272)  (2,019,385)   (1,804,290)
                                                  ------------    -----------   -----------   ----------   ----------    ----------
    Realized gain on investments ...............     1,626,348        924,690       795,714      134,345      130,018       130,522
  Change in unrealized gain (loss)
    on investments .............................     7,052,946      5,132,330      (576,404)   1,303,810    1,212,462       584,647
                                                  ------------    -----------   -----------   ----------   ----------    ----------
    Net gain on investments ....................     8,679,294      6,057,020       219,310    1,438,155    1,342,480       715,169
                                                  ------------    -----------   -----------   ----------   ----------    ----------
  Reinvested capital gains .....................     1,152,786        890,649     1,397,354      767,858      490,390       473,363
                                                  ------------    -----------   -----------   ----------   ----------    ----------
      Net increase in contract owner's
        equity resulting from operations........    10,221,644      8,480,481     3,110,191    2,160,892    1,797,344     1,087,083
                                                  ------------    -----------   -----------   ----------   ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners ............................       103,122        (64,839)       40,033       51,441     (141,754)      (13,545)
  Surrenders ...................................    (4,516,416)    (9,899,337)   (7,029,982)    (709,440)  (1,008,324)   (1,316,639)
  Death benefits (note 4) ......................    (1,709,102)      (861,880)     (515,238)    (180,870)     (26,619)     (149,059)
  Policy loans (net of repayments) (note 5).....       541,236      1,989,629     1,606,123       89,260     (110,352)      310,449
  Deductions for surrender charges
    (note 2d) ..................................            --         (6,591)      (10,602)          --         (671)       (1,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..........................      (583,918)      (687,968)     (776,048)     (94,956)    (108,076)     (124,377)
                                                  ------------    -----------   -----------   ----------   ----------    ----------
      Net decrease in equity transactions.......    (6,165,078)    (9,530,986)   (6,685,714)    (844,565)  (1,395,796)   (1,295,156)
                                                  ------------    -----------   -----------   ----------   ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........     4,056,566     (1,050,505)   (3,575,523)   1,316,327      401,548      (208,073)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................................   119,254,731    118,500,851   121,702,511   26,542,347   24,459,498    24,424,455
                                                  ------------    -----------   -----------   ----------   ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $123,311,297    117,450,346   118,126,988   27,858,674   24,861,046    24,216,382
                                                  ============    ===========   ===========   ==========   ==========    ==========


                                                         DOMESTIC INCOME FUND
                                                   --------------------------------
                                                      1998       1997        1996
                                                   ---------  ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $    5,786      6,853       4,569
  Mortality and expense charges (note 3): .......     (6,389)    (5,105)    (14,696)
                                                  ----------  ---------   ---------
    Net investment activity .....................       (603)     1,748     (10,127)
                                                  ----------  ---------   ---------


  Proceeds from mutual fund shares sold..........    119,986    894,155     876,522
  Cost of mutual fund shares sold ...............   (117,715)  (871,728)   (978,851)
                                                  ----------  ---------   ---------
    Realized gain on investments ................      2,271     22,427    (102,329)
  Change in unrealized gain (loss)
    on investments ..............................     82,391     68,833      71,078
                                                  ----------  ---------   ---------
    Net gain on investments .....................     84,662     91,260     (31,251)
                                                  ----------  ---------   ---------
  Reinvested capital gains ......................         --         --          --
                                                  ----------  ---------   ---------
      Net increase in contract owner's
        equity resulting from operations.........     84,059     93,008     (41,378)
                                                  ----------  ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners .............................    259,689   (112,311)   (393,053)
  Surrenders ....................................         --   (690,681)   (336,344)
  Death benefits (note 4) .......................         --    (65,290)         --
  Policy loans (net of repayments) (note 5)......    (26,947)   147,991      80,353
  Deductions for surrender charges
    (note 2d) ...................................         --       (460)       (507)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................    (14,208)   (18,782)    (29,629)
                                                  ----------  ---------   ---------
      Net decrease in equity transactions........    218,534   (739,533)   (679,180)
                                                  ----------  ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    302,593   (646,525)   (720,558)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD......................................  1,970,248  2,668,722   3,509,695
                                                  ----------  ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........... $2,272,841  2,022,197   2,789,137
                                                  ==========  =========   =========

                         NATIONWIDE VLI SEPARATE ACCOUNT

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                        EMERGING GROWTH FUND                              ENTERPRISE FUND
                                                 ---------------------------------------    ---------------------------------------
                                                    1998            1997         1996          1998          1997         1996
                                                 ------------     ---------    ----------   ----------     ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $       870              --           --        30,666        31,356       19,360
  Mortality and expense charges (note 3): ....        (6,001)         (3,634)      (3,075)      (92,852)      (62,574)    (134,038)
                                                 -----------      ----------    ---------    ----------    ----------   ----------
    Net investment activity ..................        (5,131)         (3,634)      (3,075)      (62,186)      (31,218)    (114,678)
                                                 -----------      ----------    ---------    ----------    ----------   ----------

  Proceeds from mutual fund shares sold ......     1,729,822       1,454,123      246,252     3,435,562     3,058,711    2,376,654
  Cost of mutual fund shares sold ............    (1,477,008)     (1,440,077)    (227,159)   (2,464,313)   (2,263,387)  (1,717,241)
                                                 -----------      ----------    ---------    ----------    ----------   ----------
    Realized gain on investments .............       252,814          14,046       19,093       971,249       795,324      659,413
  Change in unrealized gain (loss)
    on investments ...........................       195,332          96,791       53,128     4,397,245     3,665,692    1,774,878
                                                 -----------      ----------    ---------    ----------    ----------   ----------
    Net gain on investments ..................       448,146         110,837       72,221     5,368,494     4,461,016    2,434,291
                                                 -----------      ----------    ---------    ----------    ----------   ----------
Reinvested capital gains .....................            --              --           --       376,105       387,737      923,991
                                                 -----------      ----------    ---------    ----------    ----------   ----------
      Net increase in contract owner's
        equity resulting from operations .....       443,015         107,203       69,146     5,682,413     4,817,535    3,243,604
                                                 -----------      ----------    ---------    ----------    ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners ..........................       217,004         338,297      943,609       (11,396)     (128,464)     471,646
  Surrenders .................................            --         (84,171)          --    (1,442,827)   (1,964,219)  (1,085,319)
  Death benefits (note 4) ....................       (78,748)       (415,629)          --      (559,647)     (354,342)          --
  Policy loans (net of repayments) (note 5) ..       (59,637)        (27,112)      (9,066)      332,770       657,633      (80,328)
  Deductions for surrender charges
    (note 2d) ................................            --             (56)          --           --         (1,308)      (1,637)
Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................       (11,426)        (11,340)      (3,941)     (140,375)     (147,936)    (156,110)
                                                 -----------      ----------    ---------    ----------    ----------   ----------
      Net decrease in equity transactions ....        67,193        (200,011)     930,602    (1,821,475)   (1,938,636)    (851,748)
                                                 -----------      ----------    ---------    ----------    ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       510,208         (92,808)     999,748     3,860,938     2,878,899    2,391,856
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................     2,046,452       1,635,017      497,015    33,589,123    29,537,819   26,462,863
                                                 -----------      ----------    ---------    ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........   $ 2,556,660       1,542,209    1,496,763    37,450,061    32,416,718   28,854,719
                                                 ===========      ==========    =========    ==========    ==========   ==========


                                                          GLOBAL  EQUITY FUND
                                                 -----------------------------------------
                                                   1998            1997            1996
                                                 --------        ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $   13,847              58              --
  Mortality and expense charges (note 3): ....      (2,731)         (1,208)         (1,521)
                                                ----------       ---------         -------
    Net investment activity ..................      11,116          (1,150)         (1,521)
                                                ----------       ---------         -------

  Proceeds from mutual fund shares sold ......     303,232         243,885          57,457
  Cost of mutual fund shares sold ............    (297,041)       (208,125)        (52,609)
                                                ----------       ---------         -------
    Realized gain on investments .............       6,191          35,760           4,848
  Change in unrealized gain (loss)
    on investments ...........................     170,414         127,613          38,550
                                                ----------       ---------         -------
    Net gain on investments ..................     176,605         163,373          43,398
                                                ----------       ---------         -------
Reinvested capital gains .....................          --          11,042              --
                                                ----------       ---------         -------
      Net increase in contract owner's
        equity resulting from operations .....     187,721         173,265          41,877
                                                ----------       ---------         -------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners ..........................     103,672         300,482         535,911
  Surrenders .................................    (158,360)        (30,839)             --
  Death benefits (note 4) ....................     (45,481)             --              --
  Policy loans (net of repayments) (note 5) ..      (7,620)        (26,612)         (8,322)
  Deductions for surrender charges
    (note 2d) ................................          --             (21)             --
Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................      (7,046)         (7,011)         (3,109)
                                                ----------       ---------         -------
      Net decrease in equity transactions ....    (114,835)        235,999         524,480
                                                ----------       ---------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      72,886         409,264         566,357
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................   1,217,018       1,007,252         213,064
                                                ----------       ---------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $1,289,904       1,416,516         779,421
                                                ==========       =========         =======

                         NATIONWIDE VLI SEPARATE ACCOUNT

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)


                                                               GOVERNMENT FUND                         MONEY MARKET FUND
                                                   -------------------------------------    ---------------------------------------
                                                     1998          1997          1996           1998          1997         1996
                                                   --------      ---------     ---------    -----------     ---------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   462,730     1,510,551     1,804,140       171,875       208,723       217,389
  Mortality and expense charges (note 3): .......    (125,204)      (95,555)     (253,621)      (17,708)      (21,410)      (43,552)
                                                  -----------    ----------    ----------     ---------     ---------    ----------
    Net investment activity .....................     337,526     1,414,996     1,550,519       154,167       187,313       173,837
                                                  -----------    ----------    ----------     ---------     ---------    ----------

  Proceeds from mutual fund shares sold .........   4,490,724     4,994,586     4,515,913     3,201,053     3,703,484     2,458,402
  Cost of mutual fund shares sold ...............  (4,235,603)   (5,086,783)   (4,432,874)   (3,201,053)   (3,703,484)   (2,458,402)
                                                  -----------    ----------    ----------     ---------     ---------    ----------
    Realized gain on investments ................     255,121       (92,197)       83,039            --            --            --
  Change in unrealized gain (loss)
    on investments ..............................     950,686       (46,986)   (3,101,811)           --            --            --
                                                  -----------    ----------    ----------     ---------     ---------    ----------
    Net gain on investments .....................   1,205,807      (139,183)   (3,018,772)           --            --            --
                                                  -----------    ----------    ----------     ---------     ---------    ----------
  Reinvested capital gains ......................          --            --            --            --            --            --
                                                  -----------    ----------    ----------     ---------     ---------    ----------
      Net increase in contract owner's
        equity resulting from operations ........   1,543,333     1,275,813    (1,468,253)      154,167       187,313       173,837
                                                  -----------    ----------    ----------     ---------     ---------    ----------

EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners .............................    (878,188)   (2,046,690)   (1,154,883)      501,959     1,386,022      (354,758)
  Surrenders ....................................  (1,682,350)   (5,225,059)   (3,586,372)     (523,439)     (889,451)     (705,308)
  Death benefits (note 4) .......................    (844,356)           --      (322,933)           --            --       (43,246)
  Policy loans (net of repayments) (note 5) .....     310,598     2,816,725     1,502,861      (108,232)   (1,460,015)     (189,824)
  Deductions for surrender charges
    (note 2d) ...................................          --        (3,479)       (5,409)           --          (592)       (1,064)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................    (239,691)     (304,194)     (368,531)      (73,261)      (88,360)      (90,128)
                                                  -----------    ----------    ----------     ---------     ---------    ----------
    Net decrease in equity transactions .........  (3,333,987)   (4,762,697)   (3,935,267)     (202,973)   (1,052,396)   (1,384,328)
                                                  -----------    ----------    ----------     ---------     ---------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........  (1,790,654)   (3,486,884)   (5,403,520)      (48,806)     (865,083)   (1,210,491)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................  46,274,622    49,859,552    56,762,454     6,952,567     9,135,631     9,782,717
                                                  -----------    ----------    ----------     ---------     ---------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........... $44,483,968    46,372,668    51,358,934     6,903,761     8,270,548     8,572,226
                                                  ===========    ==========    ==========     =========     =========    ==========




                                                      REAL ESTATE SECURITIES PORTFOLIO
                                                    -------------------------------------
                                                      1998           1997         1996
                                                    ---------      --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    897           732           40
  Mortality and expense charges (note 3): .......      (1,101)         (449)         (19)
                                                     --------       -------       ------
    Net investment activity .....................        (204)          283           21
                                                     --------       -------       ------

  Proceeds from mutual fund shares sold .........     332,212        79,414       15,242
  Cost of mutual fund shares sold ...............    (327,855)      (60,102)     (14,114)
                                                     --------       -------       ------
    Realized gain on investments ................       4,357        19,312        1,128
  Change in unrealized gain (loss)
    on investments ..............................     (46,932)        7,925        3,126
                                                     --------       -------       ------
    Net gain on investments .....................     (42,575)       27,237        4,254
                                                     --------       -------       ------
  Reinvested capital gains ......................       8,823         1,480            0
                                                     --------       -------       ------
      Net increase in contract owner's
        equity resulting from operations ........     (33,956)       29,000        4,275
                                                     --------       -------       ------

EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners .............................    (141,059)      339,579        5,106
  Surrenders ....................................          --        (6,593)          --
  Death benefits (note 4) .......................          --            --           --
  Policy loans (net of repayments) (note 5) .....      11,044        (8,629)          --
  Deductions for surrender charges
    (note 2d) ...................................          --            (4)          --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...........................      (2,955)       (2,269)        (223)
                                                     --------       -------       ------
    Net decrease in equity transactions .........    (132,970)      322,084        4,883
                                                     --------       -------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    (166,926)      351,084        9,158
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     662,354       197,360       50,248
                                                     --------       -------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    $495,428       548,444       59,406
                                                     ========       =======       ======
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See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                                       8

                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen American Capital Life Investment Trust (Van
            Kampen American Capital LIT);
            Van Kampen American Capital LIT Asset Allocation Fund
            Van Kampen American Capital LIT - Domestic Income Fund
            Van Kampen American Capital LIT - Emerging Growth Fund
            Van Kampen American Capital LIT - Enterprise Fund
            Van Kampen American Capital LIT - Global Equity Fund
            Van Kampen American Capital LIT - Government Fund
            Van Kampen American Capital LIT - Money Market Fund
            Van Kampen American Capital LIT - Morgan Stanley Real Estate
             Securities Portfolio (formerly Van Kampen American Capital
             LIT - Real Estate Securities Fund)

         At June 30, 1998, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) COST OF INSURANCE

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

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
NATIONWIDE LIFE INSURANCE COMPANY                                                                                     Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                                                       U.S. Postage
                                                                                                                        PAID
                                                                                                                   Columbus, Ohio
                                                                                                                   Permit No. 521


















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
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